RELATED PARTY TRANSACTIONS (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) lease facility	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
RELATED PARTY TRANSACTIONS
Key management personnel compensation paid	$ 700,000	$ 2,065,000	$ 2,272,000
Matthew Shaw
RELATED PARTY TRANSACTIONS
Key management personnel compensation paid	48,520	135,095
Maria Perrella
RELATED PARTY TRANSACTIONS
Key management personnel compensation paid	141,576	$ 129,909
Raghav Chopra
RELATED PARTY TRANSACTIONS
Key management personnel compensation paid	90,353		$ 145,562
Entities with joint control or significant influence over entity | Operating facility in Alabama
RELATED PARTY TRANSACTIONS
Monthly lease costs, leasing arrangement with related party	$ 17,500
Number of lease arrangements with related parties where entity is lessor | lease	1
Term of lease arrangement with related party	10 years
Entities with joint control or significant influence over entity | Facilities for storage of assets
RELATED PARTY TRANSACTIONS
Monthly lease costs, leasing arrangement with related party	$ 3,000
Number of lease arrangements with related parties where entity is lessor | facility	2